UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03391
                                                     ---------

                           Centennial Government Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                      Date of reporting period: 12/31/2008
                                                ----------


ITEM 1. REPORTS TO STOCKHOLDERS.


December 31, 2008

--------------------------------------------------------------------------------
                                                                   Semiannual
   Centennial                                                       Report and
   Government Trust                                                 Management
                                                                   Commentaries
--------------------------------------------------------------------------------

TRUST EXPENSES

      TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                         3 | CENTENNIAL GOVERNMENT TRUST

TRUST EXPENSES Continued

                                  BEGINNING             ENDING                EXPENSES
                                   ACCOUNT              ACCOUNT             PAID DURING
                                    VALUE                VALUE             6 MONTHS ENDED
ACTUAL                          JULY 1, 2008       DECEMBER 31, 2008     DECEMBER 31, 2008
---------------------------     ------------       -----------------     -----------------
                                 $1,000.00            $ 1,004.40              $ 4.05
HYPOTHETICAL
(5% return before expenses)
                                  --------            ----------              ------
                                  1,000.00              1,021.17                4.08

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2008 is as follows:

EXPENSE RATIO
-------------
    0.80%

The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         4 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                         PRINCIPAL
                                                           AMOUNT                VALUE
                                                       -------------        --------------
U.S. GOVERNMENT AGENCIES--98.6%

Federal Home Loan Bank:
0.01%, 1/7/09                                          $   2,010,000        $    2,009,280
0.02%, 1/5/09-1/26/09                                     59,000,000            58,941,411
0.05%, 3/3/09                                              7,880,000             7,852,889
0.12%, 2/6/09                                             10,000,000             9,998,800
0.21%, 3/20/09                                            10,000,000             9,995,450
0.75%, 2/3/09-2/17/09                                     83,050,000            82,981,806
0.78%, 1/16/09                                             7,000,000             6,997,725
0.85%, 2/13/09                                            15,000,000            14,984,771
0.86%, 1/13/09                                            15,000,000            14,995,700
1.75%, 2/20/09                                            16,000,000            15,961,111
1.90%, 1/30/09                                            19,848,000            19,813,278
TOTAL INVESTMENTS, AT VALUE (COST $244,532,221)                 98.6%          244,532,221
OTHER ASSETS NET OF LIABILITIES                                  1.4             3,555,740
                                                       -------------        --------------
NET ASSETS                                                     100.0%       $  248,087,961
                                                       =============        ==============

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Trust's investments was determined based on the following inputs as of December 31, 2008:

                                                 INVESTMENTS IN    OTHER FINANCIAL
VALUATION DESCRIPTION                              SECURITIES       INSTRUMENTS (*)
--------------------------------------------     --------------    ---------------
Level 1--Quoted Prices                           $           --          $--
Level 2--Other Significant Observable Inputs        244,532,221           --
Level 3--Significant Unobservable Inputs                     --           --
                                                 --------------          ---
Total                                            $  244,532,221          $--
                                                 ==============          ===

(*) Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options written and swaps are reported at their market value at measurement date.

      See the accompanying Notes for further discussion of the methods used in determining value of the Trust's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F1 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2008
-----------------------------------------------------------
ASSETS

Investments, at value (cost $244,532,221)--see accompanying
statement of investments                                                             $ 244,532,221
Cash                                                                                     4,085,440
Receivables and other assets:
Shares of beneficial interest sold                                                         155,081
Other                                                                                       77,422
                                                                                     -------------
Total assets                                                                           248,850,164

LIABILITIES

Payables and other liabilities:
Shares of beneficial interest redeemed                                                     565,234
Shareholder communications                                                                 121,741
Transfer and shareholder servicing agent fees                                               45,442
Distribution and service plan fees                                                          11,882
Trustees' compensation                                                                       4,294
Other                                                                                       13,610
                                                                                     -------------
Total liabilities                                                                          762,203

NET ASSETS                                                                           $ 248,087,961
                                                                                     =============

COMPOSITION OF NET ASSETS

Paid-in capital                                                                      $ 248,154,043
Accumulated net investment loss                                                             (1,584)
Accumulated net realized loss on investments                                               (64,498)
                                                                                     -------------
NET ASSETS--applicable to 248,141,687 shares of beneficial interest outstanding      $ 248,087,961
                                                                                     =============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE             $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F2 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2008
----------------------------------------------------
INVESTMENT INCOME

Interest                                                  $ 2,469,987

EXPENSES
Management fees                                               712,624
Service plan fees                                             181,879
Transfer and shareholder servicing agent fees                 131,009
Registration and filing fees                                   71,328
Insurance expense                                              30,114
Trustees' compensation                                          5,847
Custodian fees and expenses                                     2,351
Other                                                           7,354
                                                          -----------
Total expenses                                              1,142,506
NET INVESTMENT INCOME                                       1,327,481
NET REALIZED LOSS ON INVESTMENTS                              (66,082)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 1,261,399
                                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F3 | CENTENNIAL GOVERNMENT TRUST

STATEMENTS OF CHANGES  IN NET ASSETS

                                                             SIX MONTHS             YEAR
                                                                ENDED              ENDED
                                                          DECEMBER 31, 2008       JUNE 30,
                                                             (UNAUDITED)            2008
                                                          -----------------     -------------
OPERATIONS

Net investment income                                       $   1,327,481       $  34,181,904
Net realized gain (loss)                                          (66,082)              6,182
                                                            -------------       -------------
Net increase in net assets resulting from operations            1,261,399          34,188,086

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                           (1,329,065)        (34,181,904)

BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from beneficial
interest transactions                                        (164,501,625)       (550,297,031)

NET ASSETS
Total decrease                                               (164,569,291)       (550,290,849)
Beginning of period                                           412,657,252         962,948,101
                                                            -------------       -------------
End of period (including accumulated net investment
loss of $1,584 for the period ended December 31, 2008)      $ 248,087,961       $ 412,657,252
                                                            =============       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F4 | CENTENNIAL GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED
                                        DECEMBER 31, 2008                                                  YEAR ENDED JUNE 30,
                                           (UNAUDITED)        2008          2007           2006           2005             2004
                                        -----------------   ---------     ---------      ---------      ---------      ---------
PER SHARE OPERATING DATA

Net asset value, beginning of period        $    1.00       $    1.00     $    1.00      $    1.00      $    1.00      $    1.00
Income from investment operations--
net investment income and net realized
gain                                               -- (1,2)       .03 (1)       .05 (1)        .03 (1)        .01 (1)         -- (2)
Dividends and/or distributions to
shareholders:
Dividends from net investment income               -- (2)        (.03)         (.05)          (.03)          (.01)            -- (2)
Net asset value, end of period              $    1.00       $    1.00     $    1.00      $    1.00      $    1.00      $    1.00
                                            =========       =========     =========      =========      =========      =========

TOTAL RETURN (3)                                 0.44%           3.18%         4.64%          3.54%          1.45%          0.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $     248       $     413     $     963      $   1,149      $   1,226      $   1,428
Average net assets (in millions)            $     285       $   1,085     $   1,166      $   1,192      $   1,360      $   1,628
Ratios to average net assets: (4)
Net investment income                            0.93%           3.15%         4.55%          3.44%          1.41%          0.49%
Total expenses                                   0.80%           0.76%         0.74%          0.74%          0.73%          0.71%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                               0.80%           0.76%         0.74%          0.74%          0.73%          0.60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2.    Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4.    Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F5 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

      "Money market-type" instruments are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                        F6 | CENTENNIAL GOVERNMENT TRUST

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      As of December 31, 2008, the Trust had available for federal income tax purposes an estimated capital loss carryforward of $66,082 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2008, it is estimated that the Trust will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any,

                        F7 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED DECEMBER 31, 2008               YEAR ENDED JUNE 30, 2008
                               SHARES               AMOUNT                SHARES                AMOUNT
                          ---------------       ---------------       ---------------       ---------------
Sold                        525,374,156         $   525,374,156         3,038,183,999       $ 3,038,183,999
Dividends and/or
distributions reinvested      1,317,018               1,317,018            33,713,745            33,713,745
Redeemed                   (691,192,799)           (691,192,799)       (3,622,194,775)       (3,622,194,775)
                           ------------         ---------------          ------------       ---------------
Net decrease               (164,501,625)        $  (164,501,625)         (550,297,031)      $  (550,297,031)
                           ============         ===============          ============       ===============

                        F8 | CENTENNIAL GOVERNMENT TRUST

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $250 million          0.500%
Next $250 million           0.475
Next $250 million           0.450
Next $250 million           0.425
Next $250 million           0.400
Next $250 million           0.375
Over $1.5 billion           0.350

TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2008, the Trust paid $271,689 to SSI for services to the Trust.

SERVICE PLAN (12B-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

      Effective as of the close of the New York Stock Exchange on October 29, 2008, the Board of Trustees of the Trust has set the rate for the Service Plan (12b-1) Fees at zero.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Trust in attempting to maintain a positive yield. There is no guarantee that the Trust will maintain a positive yield. That undertaking may be amended or withdrawn at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Trust's Board of Trustees has elected for the Trust to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department. The Treasury Department has accepted the Trust's application to participate in the Program and entered into a Guarantee Agreement with the Trust dated as of September 19, 2008. The Trust has also notified the Treasury Department of its intent to continue its participation in the Program through April 30, 2009.

                        F9 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS Continued

      Under the Program, shareholders of the Trust as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Trust's net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Trust owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Trust's net asset value falls below $0.995. If the number of shares of the Trust a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.

      The Trust has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Trust's net assets as of the close of business on September 19, 2008. The Trust has paid an additional fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Trust's net assets as of the close of business on September 19, 2008. Fees paid by the Trust to participate in the Program are shown as insurance expense on the Statement of Operations. Participation in any further extension of the Program would require payment of an additional fee.

5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.

6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on August 20, 2008, the Board of Trustees of the Trust appointed KPMG LLP as the independent registered public accounting firm to the Trust for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Trust and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.

                        F10 | CENTENNIAL GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Centennial Government Trust's (the "Fund") investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

                         5 | CENTENNIAL GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued


      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load U.S. government money market funds advised by other investment advisers. The Board considered that the Fund performed competitively vis-a-vis its performance universe median during the ten-year period, and that the Fund under-performed its performance universe median during the one-, three- and five-year periods. The Board considered the Manager's assertion that, in the Fund's category, small performance differences can result in significantly different quintile rankings and that the difference between the best performer and the worst performer in every time period was less than 1.35%. The Board also considered that the gross performance of the Fund compared favorably to its peers.

      COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and U.S. government

                         6 | CENTENNIAL GOVERNMENT TRUST
money market funds with comparable asset levels and distribution features. The Board considered that the Fund's actual management fees and total expenses were competitive vis-a-vis the Fund's expense group median.

      ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

                         7 | CENTENNIAL GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         8 | CENTENNIAL GOVERNMENT TRUST


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Government Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009